SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information used by CODM	the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	June 30,	December 31,
	2026	2025
Cash	$256,897	$856,131
Investments held in Trust Account	$236,580,243	$232,460,533

	For the
	Six Months Ended
	June 30,
	2026	2025
General and administrative expenses	$3,244,511	$276,512

Interest income earned on investments held in Trust Account	$4,119,710	$1,733,912

	For the Three Months Ended
	June 30,
	2026	2025
General and administrative expenses	$723,227	$236,916

Interest income earned on investments held in Trust Account	$2,075,700	$1,733,912

the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	December 31, 2025	December 31, 2024
Cash	$856,131	$2,232
Investments held in Trust Account	$232,460,533	$—

For the Year Ended December 31, 2025
General and administrative expenses	$718,934
Interest income earned on investments held in Trust Account	$6,335,533

For the Period from July 26, 2024 (Inception) through December 31, 2024
General and administrative expenses	$44,737
Interest income earned on investments held in Trust Account	$—